Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Non-controlling interests
Schedule of non-controlling interests

		Other
	NWM N.V.	interests	Total
	£m	£m	£m
At 1 January 2017	733	62	795
Currency translation and other adjustments	22	(5)	17
Profit attributable to non-controlling interests	30	5	35
Dividends paid	(20)	(5)	(25)
Equity withdrawn and disposals	(59)	—	(59)
At 1 January 2018	706	57	763
Currency translation and other adjustments	24	1	25
Profit/(loss) attributable to non-controlling interests	13	(21)	(8)
Dividends paid	—	(5)	(5)
Equity withdrawn and disposals	—	(21)	(21)
At 31 December 2018	743	11	754